Convertible Loan - Schedule of liability and derivative component (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 5,599,007
Repayment of debenture	(3,000,000)	$ (4,057,336)
Interest payment	(223,119)	(197,937)
Ending balance	4,728,684	5,599,007
Beginning balance	4,986,354
Ending balance	481,998	4,986,354
Convertible Loan [Member] | Liability Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	5,599,007	6,290,741
Repayment of debenture	(3,000,000)	(3,000,000)
Interest payment	(817,336)	(1,057,336)
Accretion and interest	2,947,013	3,365,602
Ending balance	4,728,684	5,599,007
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,986,354	15,737,578
Change in fair value of liability	(4,504,356)	(10,751,224)
Ending balance	$ 481,998	$ 4,986,354